Balance Sheets (Unaudited) (USD $)	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash and Cash Equivalents	$ 0	$ 222,348
Assets Held for Sale	0	456,701
Total Current Assets	0	462,794
Note Receivable - Related Party	250,000	0
Accrued Interest	2,823	0
TOTAL ASSETS	252,823	462,794
CURRENT LIABILITIES
Accounts Payable and Accrued Expenses	14,712	40,891
Liabilities Held for Sale	0	152,891
Total Current Liabilities	14,712	193,374
STOCKHOLDERS' EQUITY
Preferred Stock, $0.01 par value, 20,000,000 authorized. none issued and outstanding	0	0
Common Stock, $0.01 par value, 50,000,000 authorized, 9,663,667 and 9,513,667 issued and outstanding, respectively	9,664	9,514
Additional Paid-in-Capital	2,174,136	2,016,234
Subscription Deposits	2,625	2,625
Accumulated Deficit	(1,948,314)	(1,758,953)
Total Stockholders' Equity	238,111	269,420
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 252,823	$ 462,794